CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS)/ INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2014 CNY (¥) shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 CNY (¥) shares	Dec. 31, 2013 USD ($) $ / shares shares	Dec. 31, 2012 CNY (¥) shares	Dec. 31, 2012 USD ($) $ / shares shares
Revenues
Trading and manufacturing | $		$ 11,647		$ 10,986		$ 10,866
Engineering | $		7,175		7,616		10,779
Total revenues | $		18,822		18,602		21,645
Cost of revenues
Trading and manufacturing | $		(9,060)		(8,422)		(8,230)
Engineering | $		(4,931)		(4,716)		(7,250)
Total cost of revenues | $		(13,991)		(13,138)		(15,480)
Gross profit | $		4,831		5,464		6,165
Selling and administrative expenses | $		(5,802)		(5,719)		(6,224)
Operating loss/ income | $		(971)		(255)		(59)
Interest income | $		27		45		46
Other income, net | $		65		54		48
(Loss)/gain on disposal of fixed assets | $		0		(1)		(22)
(Loss)/profit before income taxes, equity in income of affiliates and non-controlling interests | $		(879)		(157)		13
Income (taxes)/benefit | $		(18)		(73)		(142)
Equity in income of affiliates | $		605		325		9
Net (loss)/profit for the year | $		(292)		95		(120)
Less: net (income)/loss attributable to non-controlling interest | $		169		(113)		(309)
Net (loss)/income attributable to the Company | $		(123)		(18)		(429)
Other comprehensive (loss) / income
Net (loss)/profit | $		(292)		95		(120)
Foreign exchange translation adjustments | $		(15)		181		0
Release of translation reserves upon disposal of a subsidiary | $		0		(74)
Comprehensive (loss)/income | $		(307)		202		(120)
Less: Comprehensive (income)/loss attributable to non-controlling interest | $		176		(167)		(309)
Comprehensive income/(loss) attributable to the Company | $		$ (131)		$ 35		$ (429)
Net income/(loss) per ordinary share
- Basic | $ / shares		$ (.06)		$ (0.01)		$ (0.21)
- Diluted | $ / shares		$ (.06)		$ (0.01)		$ (0.21)
Weighted average number of ordinary shares outstanding
- Basic | shares	2,069,223	2,069,223	2,069,223	2,069,223	2,070,685	2,070,685
- Diluted | shares	2,069,223	2,069,223	2,069,223	2,069,223	2,076,315	2,076,315
ZHEJIANG TIANLAN
Revenues
Total revenues	¥ 396,424		¥ 378,956		¥ 281,203
Cost of revenues
Total cost of revenues	(313,776)		(303,039)		(216,362)
Gross profit	82,648		75,917		64,841
Selling and administrative expenses	(66,343)		(70,823)		(66,902)
Operating loss/ income	16,305		5,094		(2,061)
Interest income	148		194		149
Interest expenses	(6,272)		(4,751)		(4,496)
Other income, net	4,595		7,424		7,341
(Loss)/profit before income taxes, equity in income of affiliates and non-controlling interests	14,776		7,961		933
Income (taxes)/benefit	(768)		(2,663)		(2,434)
Net (loss)/profit for the year	14,008		5,298		(1,501)
Less: net (income)/loss attributable to non-controlling interest	(8)		2,328		251
Net (loss)/income attributable to the Company	14,000		7,626		(1,250)
Other comprehensive (loss) / income
Net (loss)/profit	14,008		5,298		(1,501)
Foreign exchange translation adjustments	0		0		0
Comprehensive (loss)/income	14,008		5,298		(1,501)
Less: Comprehensive (income)/loss attributable to non-controlling interest	(8)		2,328		251
Comprehensive income/(loss) attributable to the Company	14,000		7,626		(1,250)
ZHEJIANG JIAHUAN
Revenues
Total revenues	99,908		89,685		80,097
Cost of revenues
Total cost of revenues	(72,490)		(67,015)		(59,570)
Gross profit	27,418		22,670		20,527
Selling and administrative expenses	(21,090)		(19,338)		(18,485)
Operating loss/ income	6,328		3,332		2,042
Interest expenses	(2,209)		(1,702)		(1,574)
Other income, net	1,075		697		1,067
(Loss)/profit before income taxes, equity in income of affiliates and non-controlling interests	5,194		2,327		1,535
Income (taxes)/benefit	(484)		(19)		0
Net (loss)/profit for the year	4,710		2,308		1,535
Less: net (income)/loss attributable to non-controlling interest	0		(3)		(16)
Net (loss)/income attributable to the Company	4,710		2,305		1,519
Other comprehensive (loss) / income
Comprehensive (loss)/income	4,710		2,308		1,535
Less: Comprehensive (income)/loss attributable to non-controlling interest	0		(3)		(16)
Comprehensive income/(loss) attributable to the Company	¥ 4,710		¥ 2,305		¥ 1,519